Summary of Stock Options Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amount of options
Beginning balance	4,564,764	4,542,466
Granted	25,000	386,700
Exercised	(242,257)	(255,562)
Forfeited	(8,825)	(108,840)
Ending balance	4,338,682	4,564,764	4,542,466
Exercisable as of December 31, 2014	3,367,653	3,458,332
Vested and expected to vest as of December 31, 2014	4,313,084	4,535,633
Weighted average exercise price
Beginning balance	$ 2.57	$ 1.41
Granted	$ 58.86	$ 15.56
Exercised	$ 0.96	$ 0.74
Forfeited	$ 30.29	$ 4.57
Ending balance	$ 2.93	$ 2.57	$ 1.41
Exercisable as of December 31, 2014	$ 1.34	$ 1.13
Vested and expected to vest as of December 31, 2014	$ 2.90	$ 2.55
Weighted average remaining contractual term (in years)
Options outstanding	5 years 10 months 13 days	5 years 11 months 16 days	6 years 8 months 1 day
Exercisable as of December 31, 2014	5 years 1 month 21 days	5 years 1 month 13 days
Vested and expected to vest as of December 31, 2014	5 years 2 months 5 days	5 years 11 months 9 days
Aggregate intrinsic value
Options outstanding	$ 228,462	$ 169,410	$ 22,970
Exercisable as of December 31, 2014	182,635	133,218
Vested and expected to vest as of December 31, 2014	$ 227,137	$ 168,422